Annual Total Returns- Alger International Focus Fund - I (Class I Shares) [BarChart] - Class I Shares - Alger International Focus Fund - I - Class I	2014	2015	2016	2017	2018	2019	2020
Total	(3.24%)	1.13%	(5.28%)	26.88%	(20.77%)	28.14%	43.40%